Certnys

1-35743

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13000990

Received SEC
APR - 9 2013
Washington, DC 20549

April 9, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CST BRANDS, INC., Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on April 4, 2013. Tentative listing date – May 2, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com